INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details Narrative
Net operating loss carry forwards		$ (119,421)
Cumulative tax rate	34.00%
Net operating loss carry forwards expiry term	20 years